Non-Controlling Interests	12 Months Ended
Dec. 31, 2025
Non-Controlling Interests
Non-Controlling Interests
(17)	Non-Controlling Interests

Details of non-controlling interests and movement at 31 December 2025 are as follows:

	Millions of Euros
			Profit /
		Balance at	(loss) for	(Investments) /		Other	Translation	Balance at
	Reference	31/12/2024	the period	Divestments	Dividends	movements	differences	31/12/2025
Grifols (Thailand) Pte Ltd		5	—	—	—	—	—	5
Araclon Biotech, S.L.	a)	(1)	—	2	—	—	—	1
Haema GmbH		260	11	—	(87)	—	—	184
BPC Plasma, Inc		146	40	—	(26)	—	(19)	141
Grifols Diagnostic Solutions Inc.		1,970	62	—	(27)	—	(224)	1,781
Plasmavita Healthcare GmbH		16	3	—	(1)	1	—	19
Albimmune S.L.		(3)	—	—	—	—	—	(3)
Biotest AG	b)	330	(18)	(112)	—	3	1	204
		2,723	98	(110)	(141)	4	(242)	2,332

a)	Araclon Biotech

On March 7, 2025, Grifols, through its 100% owned subsidiary Grifols Innovation and New Technologies Limited, acquired 0.58% of the share capital of Araclon Biotech for a value of Euros 1 million. Additionally, on December 16, 2025, it acquired a further 0.69% interest for an amount of Euros10 million. As a result, as of December 31, 2025, the Group holds 77.12% of the company. The impact on reserves amounts to Euros 3 million and Euros 2 million in the non-controlling interests.

b)	Biotest

On February 14, 2025, Grifols acquired 589,694 non-voting preferred shares, representing approximately 1.5% of the share capital of Biotest AG at a price of €30.00 per share. The total amount disbursed by the Group amounts Euros 18 million. As a result of this transaction, the Group, directly and indirectly, became the owner of 71.68% of Biotest AG.

On March 31, 2025, Grifols Biotest Holdings GmbH announced its decision to make a delisting offer for the acquisition of all ordinary voting shares of Biotest AG (“Biotest”) at a price of €43.00 per share, as well as the non-voting preferred shares at a price of €30.00 per share, in accordance with the provisions of the Offer Document.

The acceptance period ended on June 6, 2025, the date from which Biotest AG’s shares ceased trading on the Frankfurt Stock Exchange.

The offer was accepted for a total of:

●	416,922 ordinary shares, representing approximately 2.11% of the total issued ordinary shares with voting rights and 1.05% of Biotest’s total share capital, and
●	3,002,804 non-voting preferred shares, representing approximately 15.18% of the total preferred shares issued and 7.59% of Biotest’s total share capital.

The total amount disbursed by the Group within the framework of this operation amounted to Euros 108 million.

As a result of the delisting offer, the Group, directly and indirectly through its subsidiary Grifols Biotest Holdings GmbH, came to hold:

●	99.25% of the total ordinary voting shares issued, and
●	61.40% of the total non-voting preferred shares issued.

The settlement of the offer was carried out on 16 June 2025.

Subsequently, in September and October 2025, the Group carried out several acquisitions. Grifols purchased 31,627 preferred shares, representing approximately 0.16% of the total non-voting preferred shares issued and 0.08% of Biotest AG’s share capital, at a price of €30.00 per share, as well as 549 ordinary voting shares at a price of €43.00 per share.

The total amount invested by the Group amounted to Euros 1 million. As a result of this transaction, the Group, directly and indirectly, came to hold 80.40% of Biotest AG’s share capital.

In accordance with the provisions of IFRS 10 – Consolidated Financial Statements, this transaction has been accounted for as a transaction with non-controlling interests, as the Group continues to exercise control over Biotest AG. Consequently, there has been no impact on the condensed interim consolidated income statement of the Group.

The impact of the transaction on the consolidated balance sheet as of 31 December 2025 is reflected in the following terms:

●	A decrease under the heading “Non-controlling interests” amounting to Euros 109 million, including an effect on translation differences of Euros 7 million; and
●	A change in accumulated reserves (undistributed income) amounting to Euros 25 million (see Note 15(c)).

Additionally, in October 2025, the company Haema Plasma Kft. was sold to Biotest AG, leading to a further decrease in non-controlling interests of Euros 3 million.

In the fiscal year 2025, Haema GmbH and BPC Plasma Inc. distributed dividends amounting to Euros 87 million and Euros 26 million respectively without any cash outflow, as compensation for “Other loans with related parties” owed to its shareholder Scranton Plasma B.V. (notes 11 and 31).

Grifols Diagnostic Solutions Inc. has also distributed a dividend of US Dollar 70 million, having an impact against Group’s non-controlling reserves of Euros 27 million.

Details of non-controlling interests and movement at 31 December 2024 are as follows:

	Millions of Euros
		Balance at		(Investments) /		Other	Translation	Balance at
	Reference	31/12/2023	Additions	Divestments	Dividends	movements	differences	31/12/2024
Grifols (Thailand) Pte Ltd		5	—	—	—	—	—	5
Grifols Malaysia Sdn Bhd		4	—	(4)	—	—	—	—
Araclon Biotech, S.L.		(1)	—	—	—	—	—	(1)
Haema GmbH		254	6	—	—	—	—	260
BPC Plasma, Inc		148	28	—	(40)	—	10	146
Grifols Diagnostic Solutions Inc.		1,347	48	508	(25)	—	92	1,970
Plasmavita Healthcare GmbH		13	4	—	—	—	(1)	16
Haema Plasma Kft	Nota 2 (b)	20	—	(20)	—	—	—	—
Albimmune S.L.		(2)	(1)	—	—	—	—	(3)
Biotest AG		357	(29)	—	(1)	—	3	330
		2,145	56	484	(66)	—	104	2,723

On October 22, 2024, the Group acquired the entirety of Haema Plasma Kft., as detailed in note 2(b), which has resulted in a reduction of said non-controlling interest in its entirety.

Additionally, in the context of the agreement for the sale of the 20% stake in SRAAS, the effective percentage of the non-controlling interest in Grifols Diagnostic Solutions Inc. has increased by 11.96% reaching a 45%, representing an increase in the equity attributed to minority parties of Euros 508 million.

In 2024, Grifols Diagnostic Solutions Inc. has distributed a dividend of US Dollar 60 million, having an impact against Group’s non-controlling reserves of Euros 25 million. Furthermore, BPC Plasma, Inc. has made a distribution of dividends without cash outflow and in compensation for “Other loans to related parties” to its shareholder Scranton Plasma B.V. worth Euros 40 million (notes 11 and 31).

At 31 December 2025 and 2024, the main items of the statement of financial positions of the most significant non-controlling interests are as follows:

	Millions of Euros
	31/12/2025
					Total consolidated equity
	Non-current	Current	Non-current	Current	(except for intercompany	% Non-controlling	Non-controlling
	assets	assets	liabilities	liabilities	eliminations)	Interest	interests
Grupo Biotest	2,195	876	(487)	(854)	1,041	19.6%	204
Grupo GDS	4,197	251	(349)	(141)	3,958	45%	1,781
Haema GmbH	239	46	(46)	(41)	184	100%	184
BPC Plasma, Inc	205	33	(45)	(22)	141	100%	141
	6,836	1,206	(927)	(1,058)	5,324		2,310

	Millions of Euros
	31/12/2024
					Total consolidated equity
	Non-current	Current	Non-current	Current	(except for intercompany	% Non-controlling	Non-controlling
	assets	assets	liabilities	liabilities	eliminations)	Interest	interests
Grupo Biotest	2,130	780	(540)	(657)	1,105	29.8%	330
Grupo GDS	4,627	253	(368)	(134)	4,378	45%	1,970
Haema GmbH	230	121	(34)	(50)	260	100%	260
BPC Plasma, Inc	240	26	(53)	(22)	146	100%	146
	7,227	1,180	(995)	(863)	5,889		2,706

	Millions of Euros
	2025				2024
		Consolidated	% Non-	Non-		Consolidated	% Non-	Non-
	Ordinary	Net	controlling	controlling	Ordinary	Net	controlling	controlling
	Income	Income	Interest	interests	Income	Income	Interest	interests
Biotest group	675	(72)	19.6%	(18)	726	(96)	29.8%	(29)
GDS Group	571	139	45%	62	578	122	45%	48
Haema GmbH	219	11	100%	11	204	6	100%	6
BPC Plasma, Inc	224	40	100%	40	224	28	100%	28
	1,689	118		95	1,732	60		53

Detail of cash flows of the most significant non-controlling interests is as follows:

	Milions of Euros
	2025				2024
	Haema GmbH	BPC Plasma	Biotest Group	GDS Group	Haema GmbH	BPC Plasma	Biotest Group	GDS Group

Net cash flows from operating activities	16	37	(120)	206	18	39	63	213
Net cash flows from investing activities	(5)	—	(10)	(131)	(11)	(33)	(27)	(54)
Net cash flows from financing activities	—	—	135	(75)	—	—	(36)	(160)
	11	37	5	—	7	6	—	(1)

Haema GmbH and BPC Plasma, Inc.

In mid-2018, Grifols acquired 100% of the shares of Haema GmbH (formerly Haema AG) and BPC Plasma, Inc., which were subsequently sold to Scranton in December 2018, for the same amount and conditions under which they were acquired.

The following indicators support the power that Grifols maintains over these companies, even after their sale to Scranton and that, therefore, it retains control over Haema and BPC in accordance with IFRS 10:

-	Grifols has an option to repurchase 100% of both companies exercisable at any time, which, in addition, has a substantive character insofar as there are no restrictions on its exercise (even when the sales contract includes a nullity clause of the option in the event of default by Scranton, Grifols will maintain the ability to exercise said purchase option in the 90-day period that the buyer has to remedy a non-payment situation);
-	There are no shareholder agreements that establish that relevant decisions are approved in a manner different from by majority vote.
-	Grifols has the financial capacity to exercise the purchase option;
-	Although Grifols does not have voting rights, it maintains power in both companies, through its ability to exercise the repurchase option which grants it potential voting rights;
-	Furthermore, Grifols is the manager of both companies through the management contract in the plasma collection business of the donation centers, which includes general management and joint approval of the business plan, granting the intellectual property license and know-how.
-	Additionally, there is a plasma supply agreement for 30 years where the plasma that these entities will produce will be almost entirely to meet Grifols’ needs. The sale price of the plasma is established based on the full cost of production, plus a fixed margin. Both contracts have the same duration.

Therefore, although Scranton owns all of the voting rights, Grifols manages the businesses and acquires 100% of BPC and Haema’s production and in the event of any discrepancy between Scranton and Grifols, Grifols has the ability to exercise the right of the purchase option at any time.

As a result of all of the above, Grifols has the power to direct the relevant activities of these companies, since it manages them and jointly determines their business plan, having the unilateral right to repurchase 100% of both companies. The fact that Grifols has a currently exercisable purchase option implies that it acts as principal in the exercise of power (i) through the management contract and (ii) by not having delegated said power. Therefore, Grifols maintains control in both companies and therefore consolidates them.

In relation to the purchase option and given that it is based on a variable number of shares and a variable acquisition price, said instrument is a derivative financial instrument that must be valued at fair value with changes in the profit and loss account.

Based on the abovementioned contractual conditions, Grifols has estimated the value of the exercise of the repurchase option as follows: (i) the price at which the Selling Companies (Grifols Shares Services North America Inc (for the shares of BPC Plasma Inc) and Grifols Worldwide Operations Limited (for the shares of Haema GmbH)) sold the shares to Scranton (totalling USD 538 million), plus (ii) the change in working capital. Based on the business models of Haema and BPC, this change in working capital is expected to primarily reflect the undistributed profits at the time of exercise of the repurchase option. Given that the price of the exercise of the repurchase option aligns closely with the fair value of BPC and Haema, this option’s overall value is not considered significant. Furthermore, since the valuation of the option relies on unobservable market factors, it falls under Level 3 of the fair value hierarchy. Considering the uncertainties underlying the valuation of the option as it deals with non-observable variables, and the value of the same not being significant, said value has not been recognized as a 31 December 2025 and 2024 (note 29).

GDS Group

Previous to the sale of the 20% participation in Shanghai RAAS Blood Products Co Ltd (SRAAS hereinafter), there was an indirect participation:

-	Grifols owned a 26.58% stake in SRAAS (associated company), and a 55% stake in GDS (subsidiary) and;
-	SRAAS owns a 45% stake in Grifols Diagnostic Solutions, Inc (hereinafter GDS) (company associated with SRAAS).

Since IAS 28 does not address how to account for cross-participations, Grifols opted to: in the equity method of integration of the result of SRAAS, the result that SRAAS recognized when integrating the result of GDS by its percentage of participation (45% of GDS) was excluded. Therefore, Grifols’ consolidated result did not include 11.96% of GDS’s result recognized in SRAAS (equivalent to 45%*26.58%) to avoid duplications, since the GDS Group is consolidated by global integration.

When determining the allocation of the GDS result attributed to the non-controlling interest (SRAAS), SRAAS’s percentage of participation in GDS was adjusted by 11.96% and therefore, the percentage to attribute the result was 33.04% (45% - 11.96%) for the period ended as of 31 December 2023.

As a result of the sale transaction (Note 10), Grifols now owns 6.58% of the participation in SRAAS (financial investment), so it losses its significant influence over its interest in SRAAS and, consequently, its indirect 11.96% stake in GDS’ capital that it held. In the current year, the effective percentage of non-controlling interest recognized in GDS is 45%.

Grifols, S.A. has control over GDS through Grifols Shared Services North America, Inc (hereinafter GSSNA), following the entry of the new shareholder Shanghai RAAS Blood Products Co Ltd.

Grifols, S.A., through GSSNA, owns 60% of the Class A shares with voting rights and 50% of the Class B shares without voting rights, with both classes of shares having the same economic rights, so the economic rights amount to 55%. SRAAS owns 40% of class A shares and 50% of class B shares and economic rights of 45%.

Both shareholders have the right of first refusal in the event of a sale of the stake by each of the parties. In addition, SRAAS has certain veto rights, although Grifols has control over GDS for the following reasons:

●	Grifols holds 60% of the voting rights and has 3 members on the Board of Directors out of a total of 5 members.
●	The dividend distribution policy is decided and approved unilaterally by Grifols.
●	It has been expressly endorsed by the parties in their agreements that Grifols has control over GDS;
●	In the meetings of the Board there is no reference or formal approval of the business and investment plan by SRAAS, and only very generic presentations of results are made and at no time do they mention or compare with the budget, but comparisons are made with respect to the previous comparative period;
●	Grifols only requires approval for investments or divestments in relevant assets, understood as such amounts greater than 30% of GDS’s assets. It should be noted that investments in GDS accumulated in the last twelve months in their budgets are well below this threshold;
●	The absence of control or joint control implies a risk to the performance of SRAAS and to mitigate this, a minimum accumulated EBITDA guarantee;
●	GDS is directed, operated and managed directly by Grifols, without SRAAS having any relevant involvement;
●	SRAAS does not have the power to appoint or remove GDS management.